Provision for Decommissioning Costs - Summary of Provision for Decommissioning Costs (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Campos Basin [member]
Disclosure of other provisions [line items]
Transfer to held for sale	$ 850
Potiguar Basin [member]
Disclosure of other provisions [line items]
Transfer to held for sale	70
Lapa [member]
Disclosure of other provisions [line items]
Transfer to held for sale	$ 11